Financial Derivative Contracts and Hedge Accounting - Additional Information (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Gain or loss of the hedging instrument, effective recognized in equity	$ (102,108)	$ (97,968)	$ (27,763)
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Gain or loss of the hedging instrument, effective recognized in equity	$ 25,747	$ 63,339